SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment	$ 246,160	$ 240,381	$ 123,304
Less: Accumulated depreciation	(117,936)	(99,987)	(75,489)
Property and equipment, net	128,224	140,394	47,815
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	116,736	113,995	69,158
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	$ 129,424	$ 126,386	$ 54,146